Consolidated Statements of Changes in Equity - USD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Jun. 22, 2020
IfrsStatementLineItems [Line Items]
Issued capital	1				1
Net loss for the year			(140,631)		(140,631)
Total other comprehensive income				(296)	(296)
Balance at Sep. 30, 2020	$ 1		(140,631)	(296)	(140,926)
Balance, shares at Sep. 30, 2020	1
Balance at Jun. 22, 2020
IfrsStatementLineItems [Line Items]
Share-based compensation - share options		2,199,837
Underwriters’ fees and issuance costs		(416,389)
Common shares issued upon exercise of common share purchase warrants		(27,354)
Balance at Sep. 30, 2021	$ 228,619,530	11,403,811	(15,146,866)	441,002	225,317,477
Balance, shares at Sep. 30, 2021	72,538,609
Balance, shares at Jun. 23, 2020
IfrsStatementLineItems [Line Items]
Issued capital, shares	1
Balance at Sep. 30, 2020	$ 1		$ (140,631)	$ (296)	$ (140,926)
Balance, shares at Sep. 30, 2020	1
IfrsStatementLineItems [Line Items]
Cancellation of common share issued upon incorporation	(1)				(1)
Common shares issued to former parent company for cash	$ 50,000				$ 50,000
Common shares issued to former parent company for cash, shares	5,000,000
Performance based restricted shares issued
Performance based restricted shares issued, shares	1,500,000
Common shares issued to acquire royalties	$ 13,076,000				13,076,000
Common shares issued to acquire royalties, shares	15,000,000
Private placement of common shares for cash	$ 2,848,750				2,848,750
Private placement of common shares for cash, shares	1,325,000
Share-based compensation - performance based restricted shares	$ 408,815				408,815
Share-based compensation - share options		2,199,837			2,199,837
Common shares and common share purchase warrants issued for cash	$ 82,968,750	7,031,250			90,000,000
Initial public offering: Common shares and common share purchase warrants issued for cash, shares	18,000,000
Common shares issued on exercise of over-allotment option	$ 3,603,128				3,603,128
Initial public offering: Common shares issued on exercise of over-allotment option, shares	721,347
Common share purchase warrants issued on exercise of over-allotment option		13,500			13,500
Underwriters’ fees and issuance costs	(5,154,455)	(416,389)			(5,570,844)
Common shares issued for marketing services	$ 345,000				345,000
Common shares issued for marketing services, shares	75,000
Common shares issued to acquire Ely Gold Royalties Inc.	$ 130,407,183				130,407,183
Common shares issued to acquire Ely Gold Royalties Inc., shares	30,902,176
Common share purchase warrants of Ely Gold Royalties Inc.		2,602,967			2,602,967
Common shares issued upon exercise of common share purchase warrants	$ 66,359	(27,354)			39,005
Common shares issued upon exercise of common share purchase warrants, shares	15,086
Net loss for the year			(15,006,235)		(15,006,235)
Total other comprehensive income				441,298	441,298
Balance at Sep. 30, 2021	$ 228,619,530	$ 11,403,811	$ (15,146,866)	$ 441,002	$ 225,317,477
Balance, shares at Sep. 30, 2021	72,538,609